Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule of Income Tax Provision
	Year Ended December 31,
	2012	2011
Current
Federal	$-	$104
State	15	12
Foreign	2,131	807
Deferred	(413)	(150)

Total income tax provision	$1,733	$773

Schedule of Earnings Before Income Tax Provision
	Year Ended December 31,
	2012	2011
U.S. operations	$(343)	$(540)
Foreign	5,265	3,784

Income from continuing operations before income taxes	$4,922	$3,244

Reconciliation from Statutory Income Tax Rate and Effective Income Tax Rate
	Year Ended December 31,
	2012	2011
Federal Income tax at statutory rate	35%	35%
State and local income tax, net	-	-
Foreign rate differential	(8)	(9)
Uncertain tax positions	1	3
Foreign tax recovery	-	(11)
Other	7	6
Effective income tax expense rate	35%	24%

Schedule of Deferred Tax Assets and Deferred Tax Liabilities

The net deferred income tax asset (liability) was comprised of the following (in thousands):

	December 31,
	2012	2011
Current deferred income taxes
Gross assets	$563	$753
Gross liabilities	-	-
Net current deferred income tax asset	563	753

Noncurrent deferred income taxes
Gross assets	700	679
Gross liabilities	(2,992)	(3,301)
Net noncurrent deferred income tax (liability) asset	(2,292)	(2,622)
Deferred liability, net	$(1,729)	$(1,869)

The tax effect of temporary differences between GAAP accounting and federal income tax accounting creating deferred income tax assets and liabilities were as follows (in thousands):

	December 31,
	2012	2011
Deferred tax assets
Canada net operating loss carry forwards	$244	$53
Pension plan	253	155
Foreign tax credits	497	455
Property and equipment	-	404
Other	269	365
	1,263	1,432
Less valuation allowance	-	-
Net deferred tax assets	1,263	1,432
Deferred tax liabilities
Other	(2,992)	(3,301)
Deferred liability, net	$(1,729)	$(1,869)

Reconciliation of Gross Unrecognized Tax Benefits

UTP
Balance as of December 31, 2010	$161
Increases related to tax positions taken during the period	104
Decreases related to expectations of statute of limitations	-
Balance as of December 31, 2011	265
Increases related to tax positions taken during the period	52
Decreases related to expectations of statute of limitations	-
Balance as of December 31, 2012	$317